Trade Payables and Accrued Expenses - Summary of Trade Payables and Accrued Expenses (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Non-current
Accrued expenses	₨ 4,394		₨ 0
Total trade payables and accrued expenses	4,394		0
Current
Trade payables	22,258		21,985
Accrued expenses	72,666		66,267
Total trade payables and accrued expenses	94,924	$ 1,012	88,252
Total trade and other payables	₨ 99,318		₨ 88,252